RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 22 — RESEARCH AND DEVELOPMENT EXPENSES:

	For the year ended
	31.12.2021	31.12.2020
Salaries and related expenses	16,508	16,048
Development tools and subcontractors	15,238	14,814
Government support and grants	(13,802)	(14,225)
Total	17,944	16,637